Consolidated Statements Of Stockholders' Equity (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Consolidated Statements Of Comprehensive Income [Abstract]
Unrealized gains (losses) on interest rate swap contracts, tax (benefit) expense	$ 16,584
Equity portion of convertible senior notes, deferred tax assets	995
Deferred financing cost allocated to equity	$ 1,671